Consolidated Statement of Changes in Equity - USD ($) $ in Millions		Total		General Partner [Member]	AOCI Attributable to Parent [Member]	Common Units [Member] Public [Member]	Common Units [Member] Non-public [Member] Phillips 66 [Member]	Subordinated Units [Member] Non-public [Member] Phillips 66 [Member]	Net Investment [Member]
Begining Balance (Predecessor [Member]) at Dec. 31, 2012	[1]	$ 242.1							$ 242.1
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income attributable to Predecessors	[1]	60.2							60.2
Net contributions from Phillips 66—Predecessors	[1]	41.7							41.7
Project prefunding from Phillips 66 | Predecessor [Member]	[1]	3.0							3.0
Allocation of net investment to unitholders				$ 11.1			$ 44.6	$ 96.1	(151.8)	[1]
Proceeds from initial public offering, net of offering costs/ Issuance of common units		404.4	[1]			$ 404.4
Net income attributable to the Partnership		28.9	[1]	0.6		7.6	6.5	14.2
Quarterly cash distributions to unitholders and General Partner		(11.1)	[1]	(0.2)		(2.9)	(2.5)	(5.5)
Other contributions from Phillips 66		0.1	[1]					0.1
Ending Balance at Dec. 31, 2013		$ 769.3	[1]	$ 11.5		$ 409.1	$ 48.6	$ 104.9	195.2	[1]
Units Outstanding
Units issued in July 2013		71,871,657		1,437,433		18,888,750	16,328,362	35,217,112
Total Units, shares at Dec. 31, 2013		71,871,657		1,437,433		18,888,750	16,328,362	35,217,112
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income attributable to Predecessors	[1]	$ 5.4							5.4
Net contributions from Phillips 66—Predecessors	[1]	414.6							414.6
Contributions from Phillips 66 prior to acquisitions	[1]	4.0							4.0
Project prefunding from Phillips 66	[1]	2.2							2.2
Allocation of net investment—Predecessors and deemed net distributions to General Partner		(816.5)	[1]	$ (535.7)					(280.8)	[1]
Issuance of units associated with acquisitions		0.8	[1]				$ 0.8
Net income attributable to the Partnership		116.0	[1]	8.3		$ 27.4	29.1	$ 51.2
Quarterly cash distributions to unitholders and General Partner		(86.5)	[1]	(4.6)		(21.2)	(21.4)	(39.3)
Other contributions from Phillips 66		3.5	[1]	3.5
Ending Balance at Dec. 31, 2014		$ 412.8	[1]	$ (517.0)		$ 415.3	$ 57.1	$ 116.8	340.6	[1]
Units Outstanding
Units issued associated with acquisitions		4,704,221		94,085			4,610,136
Total Units, shares at Dec. 31, 2014		76,575,878		1,531,518		18,888,750	20,938,498	35,217,112
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income attributable to Predecessors	[1]	$ (19.1)							(19.1)
Net contributions from Phillips 66—Predecessors	[1]	502.6							502.6
Proceeds from initial public offering, net of offering costs/ Issuance of common units		383.9	[1]			$ 383.9
Conversion of subordinated units							$ 107.6	$ (107.6)
Deemed net distributions to General Partner associated with acquisitions		(145.0)	[1]	$ (150.1)			5.1
Issuance of units associated with acquisitions		34.8	[1]	0.7			34.1
Net income attributable to the Partnership		194.2	[1]	41.0		45.0	92.4	15.8
Accumulated other comprehensive loss		(1.5)	[1]		$ (1.5)
Quarterly cash distributions to unitholders and General Partner		(153.5)	[1]	(29.9)		(35.3)	(63.3)	$ (25.0)
Other contributions from Phillips 66		5.0	[1]	5.0
Ending Balance at Dec. 31, 2015		$ 1,214.2	[1]	$ (650.3)	$ (1.5)	$ 808.9	$ 233.0		$ 824.1	[1]
Units Outstanding
Units issued associated with the public offering		5,250,000				5,250,000
Units issued associated with acquisitions		2,345,339		151,907			2,193,432
Subordinated unit conversion, units							35,217,112	(35,217,112)
Total Units, shares at Dec. 31, 2015		84,171,217		1,683,425		24,138,750	58,349,042

[1]	Financial information has been retrospectively adjusted for the Sweeny Fractionator Acquisition.